Finance Income and Expenses	12 Months Ended
Dec. 31, 2024
Finance Income and Expenses
Finance Income and Expenses

Note 20 - Finance Income and Expenses

Finance income and expenses for the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Finance income
Interest	$60.6	$52.3
	$60.6	$52.3
Finance expenses
Standby charges	$2.1	$2.3
Amortization of debt issue costs	0.4	0.5
Accretion of lease liabilities	0.1	0.1
	$2.6	$2.9

Finance income includes interest earned on cash and cash equivalents, referenced in Note 5. Finance expenses include fees and expenses incurred in connection with the Company’s Corporate Revolver, referenced in Note 13.